Critical accounting judgements and key sources of estimation uncertainty (Details) £ in Thousands		12 Months Ended
	Jun. 10, 2021 GBP (£) shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2021	Dec. 31, 2021 $ / shares	Dec. 31, 2021 Y	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares exchangeable upon closing of merger | shares	6,125,000
Expense recognised | £		£ 111,996
Exercise price | $ / shares				$ 18
Vesting period in years			4		4	1
Percentage of common shares subject to call option exercisable			50.00%
Issuance of Class Z shares to American
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares exchangeable upon closing of merger | shares	6,125,000
Expense recognised | £	£ 16,739	£ 16,739